Other Receivables, Prepayments And Deposits - Schedule of Prepaid Expenses and Deposits (Details) - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Receivables [Abstract]
Other receivables	$ 10,700	$ 5,687
Prepayments	12,927	(814)
Total prepaid expenses and deposits	$ 23,627	$ 4,873